Restructuring Charges (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2015 USD ($) Number	May 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) Number	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 499,184		$ 1,252,584	$ 1,252,584
Memphis,Tennessee Office [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 499,184		$ 1,252,584
Memphis,Tennessee Office [Member] | Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Number	3				3
Memphis,Tennessee Office [Member] | Chief Financial Officer & One Executive Officer (New Employment Agreements) [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 492,926				$ 492,926
Memphis,Tennessee Office [Member] | Employees [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Number	7				7
Restructuring charges	$ 760,000
Severance and other compensation	$ 718,000